SUBSEQUENT EVENTS	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12 - SUBSEQUENT EVENTS

As of October 24, 2012, the Company was in default to Spirit Bear on the first loan for $100,000. The note was due 180 days after the issuance date which was April 27, 2012.  On October 26, 2012, the Company reached agreement with Spirit Bear to extend the term of the loan to November 30, 2012.

10.    SUBSEQUENT EVENTS

On February 11, 2012, the Board of Directors authorized the issuance of 1,000,000 shares of restricted common stock valued at $1,070,000 to Lagoon Labs, LLC at $1.07 per share in exchange for consultations with management as well as providing investor communications and public relations, with an emphasis on digital and social media, for 12 months.

On February 13, 2012, the stock certificate representing 1,920,000 shares of common stock owned by Richard Glisky was returned to the transfer agent, canceled and a value of zero assigned to the shares. The certificate represented the final part of the Rescission Agreement signed with Mr. Glisky in which the Company assigned 100% of its membership interests in Harvest Hartwell CCP, LLC back to Mr. Glisky and satisfied a $22,500 lien it had placed upon the real property owned by HHCCP.  With the cancellation of the stock an $8,000,000 stock receivable was removed from the books of Z3E and the number of outstanding shares of common stock was reduced from 48,613,125 to 46,693,125.

On February 15, 2012, the Board of Directors voted to adopt the following:

1)  to amend the Articles of Incorporation to change the corporate name from Z3 Enterprises, Inc. to HPEV, Inc;

2)  to amend the Articles of Incorporation to increase the number of authorized shares of common stock from 95,000,000 to 100,000,000 and to increase the number of authorized shares of preferred stock from 10,000,000 to 15,000,000;

3)  to amend the Articles of Incorporation to clarify the right of the Board of Directors to create and issue classes of preferred stock and to designate the rights, classes and preferences for said stock;

4) to authorize and empower the officers of the company to file with the Securities and Exchange Commission and to distribute to the shareholders an information statement pursuant to Regulation 14a of the Exchange Act with the intent of soliciting the shareholders’ consent for the proposed amendments.

On February 17, 2012 an additional 83,350 shares belonging to IFMT, Inc. were returned to the transfer agent, canceled and assigned a value of zero.  The shares were originally issued as part of the Usee transaction which was subsequently terminated

On February 17, 2012, the Company filed a Schedule PRE 14a with the SEC which sets forth the Company’s plans to implement the Board of Directors’ resolutions.  The filing included the Notice of Consent Requested, the Consent Statement, the Procedures to be followed, the Proposed amendments and the Consent cards that will be mailed to shareholders.

The SEC had no comment on the filing, therefore, on March 7, 2012, Schedule 14a was filed with the SEC. A day later, the mailing of the proxies began.

From the January 1, 2012, to March 7, PPEG loaned the Company $300,000 bringing their total amounted loaned to $1,162,094. The loans were made pursuant to the Loan Agreement signed between the Company and PPEG on September 7, 2010. Loans made under the PPEG Loan Agreement are interest-free, unsecured and due 15 days after receipt of initial revenues related to projects funded by PPEG loans.